EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of the numerator for the calculation of basic and diluted EPS:
Net income attributable to Golar LNG Ltd stockholders – basic and diluted	$ 46,650	$ 384	$ 23,082
Components of the denominator for the calculation of basic and diluted EPS:
Weighted average number of shares	74,707	67,597	67,577
Weighted average number of treasury shares	0	(424)	(347)
Weighted average number of common shares outstanding	74,707	67,173	67,230
Effect of dilutive share options (in shares)	326	220	105
Common stock and common stock equivalents (in shares)	75,033	67,393	67,335
Earnings per share, basic and diluted:
Basic and Diluted (USD per share)	$ 0.62	$ 0.01	$ 0.34